Revenue - Contract backlog (Details) - EUR (€) € in Thousands	Jan. 01, 2024	Jun. 30, 2024	Jun. 30, 2023
Revenue
Contract backlog as of the reported date		€ 1,915,000	€ 1,359,000
Contract backlog expected to recognize		€ 157,000	€ 28,000
Percentage of contract value	100.00%
Percentage of Contract backlog		86.00%	91.00%
Value of Contract Backlog		€ 1,642	€ 1,235
Aggregate value of Contract Backlog		273,000	124,000
Firm
Revenue
Contract backlog as of the reported date		1,526,000	1,085,000
Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date		389,000	274,000
Within 1 year
Revenue
Contract backlog as of the reported date		326,000	70,000
Within 1 year | Firm
Revenue
Contract backlog as of the reported date		281,000	64,000
Within 1 year | Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date		45,000	6,000
After 1 year
Revenue
Contract backlog as of the reported date		1,589,000	1,289,000
After 1 year | Firm
Revenue
Contract backlog as of the reported date		1,245,000	1,021,000
After 1 year | Subject to exercise of counterparty options
Revenue
Contract backlog as of the reported date		€ 344,000	€ 268,000